WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.9%
Education - 8.3%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$415,041
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	386,643
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	514,280
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	635,561
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College, Refunding	5.000%	11/1/47	2,000,000	2,075,819
Pennsylvania State Higher EFA Revenue:
La Salle University, Refunding	5.000%	5/1/29	1,500,000	1,440,580
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,000,000	1,053,431
Widener University, Series A, Refunding	4.000%	7/15/46	2,300,000	1,973,679
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	382,876

Total Education				8,877,910

Health Care - 18.2%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	468,061
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	544,821
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	531,893
St. Luke’s University Health Network	4.000%	8/15/34	785,000	786,811
St. Luke’s University Health Network	4.000%	8/15/35	500,000	497,359
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	280,000	282,113
Diakon Lutheran Social Ministries, Series A, Refunding	5.000%	1/1/39	285,000	283,480
Penn State Health	4.000%	11/1/36	1,200,000	1,187,768

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	$3,000,000	$2,731,620
Penn State Health, Series 2021	5.000%	11/1/46	1,250,000	1,296,581
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,020,017
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, Refunding	5.000%	7/1/41	1,000,000	1,010,096
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	953,350
Pennsylvania State Economic Development Financing Authority Revenue, University of Pittsburgh Medical Centre, Series A	4.000%	5/15/53	2,000,000	1,839,625
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	2,500,000	2,560,080
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	1,709,350
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	1,873,201

Total Health Care				19,576,226

Industrial Revenue - 1.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,067,557
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	500,000	491,117	(a)(b)(c)

Total Industrial Revenue				1,558,674

Leasing - 4.7%
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity:
The Penndot Major Bridges Package One Project	5.750%	6/30/48	1,400,000	1,541,661	(a)
The Penndot Major Bridges Package One Project	5.250%	6/30/53	300,000	312,047	(a)

See Notes to Schedule of Investments.

2	Western Asset Pennsylvania Municipals Fund 2023 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue	5.000%	5/1/37	$2,000,000	$2,120,727
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	262,940
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	785,867

Total Leasing				5,023,242

Local General Obligation - 13.6%
Armstrong, PA, School District, GO:
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/36	1,075,000	1,103,485
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/37	1,000,000	1,019,298
Dover, PA, Area School District, GO:
BAM, State Aid Withholding, Refunding	5.000%	4/1/36	1,000,000	1,038,908
BAM, State Aid Withholding, Refunding	5.000%	4/1/37	875,000	909,741
BAM, State Aid Withholding, Refunding	5.000%	4/1/38	1,000,000	1,039,438
BAM, State Aid Withholding, Refunding	5.000%	4/1/39	575,000	597,525
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	4,000,000	4,066,368
North Allegheny, PA, School District, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	999,548
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,607,144
Wilkes-Barre Area School District, PA, GO, BAM, State Aid Withholding, Refunding	4.000%	4/15/49	2,250,000	2,197,566

Total Local General Obligation				14,579,021

Power - 4.1%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,286,141
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,565,221
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	450,000	169,875	*(d)
Series A	5.050%	7/1/42	70,000	26,425	*(d)
Series XX	5.250%	7/1/40	735,000	277,463	*(d)
Series ZZ, Refunding	—	7/1/18	150,000	56,250	*(e)

Total Power				4,381,375

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 0.2%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries, Series A, Refunding	5.000%	1/1/39	$195,000	$216,463	(f)

Special Tax Obligation - 4.6%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	150,000	143,539
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding	4.000%	5/1/49	750,000	733,636
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,085,701
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	500,000	566,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	170,087
CAB, Restructured, Series A-1	0.000%	7/1/46	1,140,000	321,685
Restructured, Series A-1	4.550%	7/1/40	50,000	48,974
Restructured, Series A-1	4.750%	7/1/53	415,000	396,485
Restructured, Series A-1	5.000%	7/1/58	185,000	180,813
Restructured, Series A-2	4.329%	7/1/40	330,000	314,665

Total Special Tax Obligation				4,962,446

State General Obligation - 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,126	2,995
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	7,411
Restructured, Series A-1	5.250%	7/1/23	5,248	5,248
Restructured, Series A-1	5.375%	7/1/25	10,466	10,730
Restructured, Series A-1	5.625%	7/1/27	10,372	10,933
Restructured, Series A-1	5.625%	7/1/29	10,203	10,944
Restructured, Series A-1	5.750%	7/1/31	9,910	10,845
Restructured, Series A-1	4.000%	7/1/33	9,398	8,950
Restructured, Series A-1	4.000%	7/1/35	178,447	166,319
Restructured, Series A-1	4.000%	7/1/37	425,000	382,596
Restructured, Series A-1	4.000%	7/1/41	74,857	65,237
Restructured, Series A-1	4.000%	7/1/46	10,251	8,698
Subseries CW	0.000%	11/1/43	44,382	22,413	(c)

Total State General Obligation				713,319

See Notes to Schedule of Investments.

4	Western Asset Pennsylvania Municipals Fund 2023 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 25.2%
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	$2,000,000	$2,088,999
Delaware River, PA & NJ, Port Authority Revenue, Series A	5.000%	1/1/36	3,000,000	3,302,624
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,171,276
Series A-2, Refunding	5.000%	12/1/48	2,000,000	2,099,543
Series B	5.000%	12/1/45	3,500,000	3,714,983
Series B, Refunding	5.250%	12/1/52	1,000,000	1,093,356
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,315,651
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,346,612	(a)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,070,979	(a)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/33	615,000	660,582
Parking System Revenue	5.000%	12/15/34	1,000,000	1,073,959
Parking System Revenue	5.000%	12/15/36	1,000,000	1,066,512
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	50,000	31,868
Restructured, Series A	5.000%	7/1/62	60,000	58,500

Total Transportation				27,095,444

Water & Sewer - 17.9%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	750,000	755,179
Capital Region Water, PA, Water Revenue, Series A, BAM, Refunding	5.000%	7/15/29	250,000	263,582
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,577,175
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	900,000	894,682
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	790,322
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	3,515,155
Series A, Refunding	5.000%	11/1/45	1,000,000	1,056,912

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$486,379	(g)
Westmoreland County, PA, Municipal Authority Revenue:
BAM, Refunding	5.000%	8/15/42	3,000,000	3,047,044
CAB, Series B, AGM	0.000%	8/15/30	8,830,000	6,824,543

Total Water & Sewer				19,210,973

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,628,019)				106,195,093

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
Transportation - 0.1%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A. (Cost - $100,000)	3.950%	12/1/39	100,000	100,000	(h)(i)

TOTAL INVESTMENTS - 99.0% (Cost - $110,728,019)				106,295,093
Other Assets in Excess of Liabilities - 1.0%				1,092,549

TOTAL NET ASSETS - 100.0%				$107,387,642

*	Non-income producing security.

See Notes to Schedule of Investments.

6	Western Asset Pennsylvania Municipals Fund 2023 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of June 30, 2023.

(e)	The maturity principal is currently in default as of June 30, 2023.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
EFA	— Educational Facilities Authority
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
SD	— School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

8

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$106,195,093	—	$106,195,093
Short-Term Investments†	—	100,000	—	100,000

Total Investments	—	$106,295,093	—	$106,295,093

†	See Schedule of Investments for additional detailed categorizations.

10